Note 7 - Right-of-use Asset and Lease Obligation - Non-cancellable Lease Rentals Payable (Details)	Mar. 31, 2021 CAD ($)
Not later than one year [member]
Statement Line Items [Line Items]
Non-cancellable lease rentals
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Non-cancellable lease rentals